PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2 .0%
17,691  Vanguard Long-Term
Treasury ETF
$ 1,048,015
2 .0
Total Exchange-Traded
Funds
(Cost $1,105,203)
1,048,015
2 .0
MUTUAL FUNDS : 98 .0%
Affiliated Investment Companies : 98 .0%
1,117,269  Voya Intermediate
Bond Fund - Class R6
9,697,898
18 .3
428,839  Voya Large Cap Value
Portfolio - Class R6
2,714,548
5 .1
280,887
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
1,572,969
3 .0
106,129  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,066,601
2 .0
140,839  Voya Multi-Manager
International Equity
Fund - Class I
1,460,503
2 .7
154,441  Voya Multi-Manager
International Factors
Fund - Class I
1,478,005
2 .8
157,901  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,640,593
3 .1
29,810  Voya Russell Large
Cap Growth Index
- Class I
2,115,886
4 .0
449,272  Voya Short Term Bond
Fund - Class R6
4,164,755
7 .8
12,326
(1)
Voya Small Cap
Growth Fund - Class
R6
538,283
1 .0
70,693  Voya Small Company
Fund - Class R6
1,075,945
2 .0
668,106  Voya U.S. Stock Index
Portfolio - Class I
13,134,964
24 .8
360,099  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,392,136
6 .4
49,838  VY
®
Invesco Comstock
Portfolio - Class I
1,097,926
2 .1
192,124  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
5,275,736
9 .9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
16,636  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,591,020
3 .0
Total Mutual Funds
(Cost $48,500,046)
52,017,768
98 .0
Total Long-Term
Investments
(Cost $49,605,249)
53,065,783
100 .0
Total Investments in
Securities
(Cost $49,605,249) $ 53,065,783 100 .0
Liabilities in Excess
of Other Assets (8,444) 0.0
Net Assets $ 53,057,339 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,048,015 $ — $ — $ 1,048,015
Mutual Funds 52,017,768 — — 52,017,768
Total Investments, at fair value $ 53,065,783 $ — $ — $ 53,065,783
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 9,121,832 $ 1,044,066 $ (415,815) $ (52,185) $ 9,697,898 $ 107,732 $ (64,799) $ —
Voya Large Cap Value Portfolio -
Class R6
1,791,287 835,882 (243,943) 331,322 2,714,548 — (121,697) —
Voya MidCap Opportunities
Portfolio - Class R6
1,529,697 57,024 (120,790) 107,038 1,572,969 — 44,689 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,513,517 48,116 (492,120) (2,912) 1,066,601 — 23,163 —
Voya Multi-Manager International
Equity Fund - Class I
1,372,671 85,718 (62,683) 64,797 1,460,503 — (4,980) —
Voya Multi-Manager International
Factors Fund - Class I
1,393,975 59,849 (51,153) 75,334 1,478,005 — (2,995) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,505,724 62,656 (84,187) 156,400 1,640,593 — (13,367) —
Voya Russell Large Cap Growth
Index - Class I
2,086,397 76,031 (199,270) 152,728 2,115,886 — 75,114 —
Voya Short Term Bond Fund -
Class R6
3,897,473 434,233 (142,138) (24,813) 4,164,755 46,031 (1,732) —
Voya Small Cap Growth Fund -
Class R6
517,801 19,008 (42,394) 43,868 538,283 — 6,653 —
Voya Small Company Fund - Class
R6
1,051,968 59,823 (47,464) 11,618 1,075,945 — 2,637 —
Voya U.S. Stock Index Portfolio -
Class I
11,475,083 1,021,858 (651,988) 1,290,011 13,134,964 — (71,169) —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,659,929 336,881 (679,230) 74,556 3,392,136 — (145,482) —
VY
®
Invesco Comstock Portfolio -
Class I
1,792,611 59,732 (913,847) 159,430 1,097,926 — (37,753) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,054,240 190,078 (251,142) 282,560 5,275,736 — (22,445) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,556,075 57,024 (179,273) 157,194 1,591,020 — 24,553 —
$ 49,320,280 $ 4,447,979 $ (4,577,437) $ 2,826,946 $ 52,017,768 $ 153,763 $ (309,610) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,536,484
Gross Unrealized Depreciation (1,075,950)
Net Unrealized Appreciation $ 3,460,534